Cover	Apr. 10, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2025
Entity File Number	001-35994
Entity Registrant Name	Scorpius Holdings, Inc.
Entity Central Index Key	0001476963
Entity Tax Identification Number	26-2844103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1305 E. Houston Street
Entity Address, Address Line Two	Building 2
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(919)
Local Phone Number	240-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Addresses [Line Items]
Common Stock	Common Stock, $0.0002 par value per share
Trading Symbol	SCPX
Security Exchange Name	NYSEAMER
Common Stock Purchase Rights [Member]
Entity Addresses [Line Items]
Common Stock	Common Stock Purchase Rights
Trading Symbol	None
Security Exchange Name	NYSEAMER
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	627 Davis Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560